UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2899


                              Cash Equivalent Fund
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Equivalent Fund - Tax-Exempt Portfolio
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                      Amount ($)       Value ($)
                                                                                   -----------------------------
Municipal Investments 98.3%
Colorado 11.4%
Colorado, General Fund Revenue, Tax & Revenue Anticipation
Notes, 3.0%, 6/27/2005                                                                 2,500,000      2,505,375
                                                                                                     ----------
Florida 8.2%
Jacksonville, FL, Electric Authority Revenue, 2.05%,
   5/10/2005                                                                             800,000        800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 3.08%*,
10/1/2029 (a)                                                                            700,000        700,000
Sarasota County, FL, Health Facility Authority Revenue, Health
Care Facilities, Bay Village Project, 3.05%*, 12/1/2023,
Bank of America NA (b)                                                                   300,000        300,000
                                                                                                     ----------
                                                                                                      1,800,000

Illinois 2.0%
Chicago, IL, Revenue Bonds, Homestart Program, Series A,
3.12%*, 6/1/2005, Harris Trust & Savings Bank (b)                                        440,000        440,000
                                                                                                     ----------
Indiana 4.6%
Indiana, State Development Finance Authority, Industrial
Development Revenue, Enterprise Center II Project, AMT,
3.08%*, 6/1/2022, LaSalle Bank NA (b)                                                  1,000,000      1,000,000
                                                                                                     ----------
Kentucky 9.1%
Kentucky, Economic Development Finance Authority, Health
Facilities Revenue, Easter Seal Society Project, 3.1%*,
11/1/2030, Bank One NA (b)                                                             1,000,000      1,000,000
Pendleton, KY, County Lease, 2.4%, 5/11/2005                                           1,000,000      1,000,000
                                                                                                     ----------
                                                                                                      2,000,000

Michigan 4.6%
Sterling Heights, MI, Economic Development Corp., Limited
Obligation Revenue, Kunath Enterprises LLC Project, AMT,
3.15%*, 2/1/2016, JPMorgan Chase Bank (b)                                              1,000,000      1,000,000
                                                                                                     ----------
New York 15.9%
City of Rochester, NY, 2.55%, 6/30/2005                                                3,500,000      3,500,000
                                                                                                     ----------
Ohio 4.6%
Ohio, Higher Educational Facilities Community Revenue, Pooled
Program, Series A, 3.05%*, 9/1/2020, Fifth Third Bank (b)                              1,000,000      1,000,000
                                                                                                     ----------
Oklahoma 4.1%
Tulsa County, OK, Industrial Authority Revenue, First Mortgage,
Montercau, Series A, 3.03%*, 7/1/2032, BNP Paribas (b)                                   900,000        900,000
                                                                                                     ----------
Pennsylvania 6.1%
Allegheny County, PA, Hospital Development Authority Revenue,
UPMC Senior Living Corp., 3.0%*, 7/15/2028                                               915,000        915,000
Lehigh County, PA, Industrial Development Authority, Pollution
Control Revenue, Pennsylvania Power and Light Co., 2.3%*,
10/1/2014, Rabobank Nederland (b)                                                        430,000        430,000
                                                                                                     ----------
                                                                                                      1,345,000

Tennessee 2.0%
Clarksville, TN, Public Building Authority Revenue, Pooled
Financing, Municipal Bond Fund, 3.05%*, 7/1/2034, Bank of
America NA (b)                                                                           450,000        450,000
                                                                                                     ----------
Texas 21.1%
Harris County, TX, Health Facilities Development Corp. Revenue,
Methodist Hospital, 3.07%*, 12/1/2032                                                    925,000        925,000
Texas, A&M University, Series B, 2.0%, 5/9/2005                                        3,700,000      3,700,000
                                                                                                     ----------
                                                                                                      4,625,000


Virginia 2.3%
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical Center, Series A, 3.03%*, 2/15/2038                                500,000        500,000
                                                                                                     ----------
Wyoming 2.3%
Platte County, WY, Pollution Control Revenue, Series B, 3.12%*,
7/1/2014, National Rural Utility Finance (b)                                             500,000        500,000
                                                                                                     ----------

                                                                                            % of
                                                                                        Net Assets     Value ($)
                                                                                        ----------     ---------

Total Investment Portfolio  (Cost $21,565,375)                                              98.3     21,565,375
Other Assets and Liabilities, Net                                                            1.7        373,196
                                                                                                     ----------
Net Assets                                                                                 100.0     21,938,571
                                                                                                     ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2005.

(a) Bond is insured by one of these companies:

                                                              As a % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
FSA          Financial Security Assurance                                   3.2
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt Portfolio


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005